Overview and Summary of Significant Accounting Policies - Property and Equipment, Net (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment, Net [Abstract]
Reduction of property, plant and equipment	$ 18,585,117		$ 18,585,117		$ 12,880,005	$ 3,600,786
Capitalized software development costs	17,000	$ 6,000	43,000	$ 12,000	$ 27,000	12,000	$ 1,000
Computer Equipment
Property, Plant and Equipment, Net [Abstract]
Reduction of property, plant and equipment						$ 20,000
Estimate price per share (in dollars per share)						$ 0.1
Computer Equipment | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life						5 years
Computer Equipment | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life						6 years
Technology Equipment
Property, Plant and Equipment, Net [Abstract]
Estimated useful life					6 years
Reduction of property, plant and equipment	13,170,295		13,170,295		$ 9,146,575	$ 1,298,127
Software
Property, Plant and Equipment, Net [Abstract]
Reduction of property, plant and equipment	459,742		459,742		$ 139,508	14,937
Software | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life					3 years
Software | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life					6 years
Data Center Equipment | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life					8 years
Data Center Equipment | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life					12 years
Furniture, Fixtures, and Other Assets
Property, Plant and Equipment, Net [Abstract]
Reduction of property, plant and equipment	$ 12,949		$ 12,949		$ 8,684	$ 1,717
Furniture, Fixtures, and Other Assets | Minimum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life					3 years
Furniture, Fixtures, and Other Assets | Maximum
Property, Plant and Equipment, Net [Abstract]
Estimated useful life					5 years